Prepayments And Other Assets	12 Months Ended
Dec. 31, 2018
Prepayments and other assets [Abstract]
Prepayments and other assets

7         Prepayments and other assets

Prepayments and other assets in the consolidated statement of financial position are analysed as follows:

	December 31,
	2018	2017
Bunkers	-	216
Other prepayments and other assets	171	210
Total	171	426